FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03143
                                   ---------

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.



TEMPLETON GLOBAL SMALLER COMPANIES FUND

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   8

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1
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

TEMPLETON GLOBAL SMALLER COMPANIES FUND

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                            SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 97.1%
       AUSTRALIA 2.9%
       Billabong International Ltd. ................           Textiles Apparel & Luxury Goods               369,406   $   3,479,320
       Downer EDI Ltd. .............................            Commercial Services & Supplies             2,872,999      14,698,146
       PaperlinX Ltd. ..............................               Paper & Forest Products                 5,132,612      12,977,335
                                                                                                                       -------------
                                                                                                                          31,154,801
                                                                                                                       -------------
       BAHAMAS 0.4%
    (a)Steiner Leisure Ltd. ........................            Diversified Consumer Services                126,500       4,753,870
                                                                                                                       -------------
       BELGIUM 0.7%
       Barco NV ....................................          Electronic Equipment & Instruments             104,095       7,249,537
                                                                                                                       -------------
       BRAZIL 0.9%
    (b)Lojas Renner SA, 144A .......................                   Multiline Retail                      280,100       9,406,580
                                                                                                                       -------------

       CANADA 7.9%
       Abitibi-Consolidated Inc. ...................               Paper & Forest Products                 1,922,370       6,364,481
       CAE Inc. ....................................                 Aerospace & Defense                   1,428,200      10,020,307
       Domtar Inc. .................................               Paper & Forest Products                   892,900       4,748,246
    (a)GSI Group Inc. ..............................          Electronic Equipment & Instruments           1,253,000      11,540,130
       Legacy Hotels ...............................                     Real Estate                       1,621,700      10,946,719
       Linamar Corp. ...............................                   Auto Components                       690,000       6,539,583
       MDS Inc. ....................................           Health Care Providers & Services              970,300      15,313,080
    (a)Open Text Corp. .............................             Internet Software & Services                711,000      10,623,227
       Quebecor World Inc. .........................            Commercial Services & Supplies               454,260       6,849,550
                                                                                                                       -------------
                                                                                                                          82,945,323
                                                                                                                       -------------
       CHINA 4.7%
       BYD Co. Ltd., H .............................                 Electrical Equipment                     36,000          54,780
       China Oilfield Services Ltd. ................             Energy Equipment & Services              23,400,000       8,373,739
    (a)China Pharmaceutical Group Ltd. .............                   Pharmaceuticals                    26,320,000       4,446,290
       China Resources Power Co. Ltd. ..............     Independent Power Producers & Energy Traders      9,984,000       6,212,158
       People's Food Holdings Ltd. .................                    Food Products                     26,641,000      15,753,652
    (a)TCL Communication Technology Holdings .......               Communications Equipment               38,454,000       1,289,304
       TCL Multimedia Technology Holdings Ltd. .....                  Household Durables                  41,598,413       6,544,511
       Weiqiao Textile Co. Ltd. ....................           Textiles Apparel & Luxury Goods             4,107,000       5,455,098
    (b)Weiqiao Textile Co. Ltd., 144A ..............           Textiles Apparel & Luxury Goods             1,290,500       1,714,099
                                                                                                                       -------------
                                                                                                                          49,843,631
                                                                                                                       -------------
       DENMARK 1.8%
    (a)Vestas Wind Systems AS ......................                 Electrical Equipment                    955,140      14,244,993
(a),(b)Vestas Wind Systems AS, 144A ................                 Electrical Equipment                    318,380       4,748,331
                                                                                                                       -------------
                                                                                                                          18,993,324
                                                                                                                       -------------
       FINLAND 2.3%
       Amer Sports Corp. Ltd. ......................             Leisure Equipment & Products                569,700      10,273,400
       Huhtamaki OYJ ...............................                Containers & Packaging                   444,900       6,837,027
       Metso OYJ ...................................                      Machinery                          256,150       6,703,663
                                                                                                                       -------------
                                                                                                                          23,814,090
                                                                                                                       -------------
       GERMANY 2.3%
       Celesio AG ..................................           Health Care Providers & Services              151,000      11,981,838
       Vossloh AG ..................................                      Machinery                          236,430      12,790,626
                                                                                                                       -------------
                                                                                                                          24,772,464
                                                                                                                       -------------


                                          Quarterly Statement of Investments | 3

TEMPLETON GLOBAL SMALLER COMPANIES FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                            SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       HONG KONG 6.8%
       Asia Satellite Telecommunications
         Holdings Ltd. .............................     Diversified Telecommunication Services            3,454,500   $   5,791,208
       Dah Sing Financial Holdings Ltd. ............                Commercial Banks                       1,280,000       8,855,647
       Fountain Set Holdings Ltd. ..................        Textiles Apparel & Luxury Goods               15,038,000       6,496,441
       Giordano International Ltd. .................                Specialty Retail                      14,531,348       8,198,314
       Hang Lung Group Ltd. ........................                  Real Estate                          1,665,000       3,242,140
       Hopewell Holdings Ltd. ......................         Transportation Infrastructure                 2,982,000       7,325,600
       Hung Hing Printing Group Ltd. ...............             Containers & Packaging                   20,862,508      11,030,393
       Ngai Lik Industrial Holding Ltd. ............               Household Durables                     13,886,000       1,808,586
       Techtronic Industries Co. Ltd. ..............               Household Durables                      2,869,242       7,326,102
       Yue Yuen Industrial Holdings Ltd. ...........        Textiles Apparel & Luxury Goods                4,196,500      11,283,241
                                                                                                                       -------------
                                                                                                                          71,357,672
                                                                                                                       -------------
       INDIA 3.4%
    (b)Gail India Ltd., GDR, 144A ..................                 Gas Utilities                           264,710       9,264,850
       Gujarat Ambuja Cements Ltd. .................             Construction Materials                    4,354,488       7,662,343
       Housing Development Finance Corp. Ltd. ......           Thrifts & Mortgage Finance                    532,231      13,073,236
       Satyam Computers Services Ltd. ..............                  IT Services                            404,993       5,766,009
                                                                                                                       -------------
                                                                                                                          35,766,438
                                                                                                                       -------------
       INDONESIA 0.5%
       PT Indosat Tbk ..............................     Diversified Telecommunication Services            9,955,000       5,312,643
                                                                                                                       -------------
       ISRAEL 1.3%
    (a)Orbotech Ltd. ...............................       Electronic Equipment & Instruments                614,700      14,254,893
                                                                                                                       -------------
       JAPAN 3.5%
       Meitec Corp. ................................         Commercial Services & Supplies                  304,100      10,104,086
       Nichii Gakkan Co. ...........................        Health Care Providers & Services                 219,900       5,388,041
       Sangetsu Co. Ltd. ...........................               Household Durables                        352,000       8,419,084
       Sohgo Security Services Co. Ltd. ............         Commercial Services & Supplies                  874,800      12,816,914
                                                                                                                       -------------
                                                                                                                          36,728,125
                                                                                                                       -------------
       NETHERLANDS 9.0%
       Aalberts Industries NV ......................            Industrial Conglomerates                     178,819       8,952,655
       Arcadis NV ..................................           Construction & Engineering                    533,932      16,246,737
    (a)Draka Holding NV ............................              Electrical Equipment                       193,464       2,947,970
(a),(b)Draka Holding NV, 144A ......................              Electrical Equipment                       135,422       2,063,537
       Imtech NV ...................................           Construction & Engineering                    396,540      13,001,465
       Oce NV ......................................               Office Electronics                        413,850       5,910,818
       OPG Groep NV ................................        Health Care Providers & Services                 277,700      18,832,337
       SBM Offshore NV .............................          Energy Equipment & Services                    142,300      11,185,761
       Vedior NV ...................................         Commercial Services & Supplies                1,104,630      15,646,612
                                                                                                                       -------------
                                                                                                                          94,787,892
                                                                                                                       -------------
       NORWAY 1.6%
       Norske Skogindustrier ASA ...................            Paper & Forest Products                      428,000       6,262,980
    (b)Norske Skogindustrier ASA, 144A .............            Paper & Forest Products                      183,426       2,684,097
       Prosafe ASA .................................          Energy Equipment & Services                    215,450       7,745,740
                                                                                                                       -------------
                                                                                                                          16,692,817
                                                                                                                       -------------


4 | Quarterly Statement of Investments

TEMPLETON GLOBAL SMALLER COMPANIES FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                          INDUSTRY                          SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       RUSSIA 0.7%
(a),(b)Pyaterochka Holding NV, GDR, 144A ...........             Food & Staples Retailing                    310,112   $   7,172,891
                                                                                                                       -------------
       SINGAPORE 1.8%
       Huan Hsin Holdings Ltd. .....................        Electronic Equipment & Instruments             6,101,000       2,200,704
       Venture Corp. Ltd. ..........................        Electronic Equipment & Instruments             1,700,000      13,772,101
       Want Want Holdings Ltd. .....................                  Food Products                        2,554,500       2,580,045
                                                                                                                       -------------
                                                                                                                          18,552,850
                                                                                                                       -------------
       SOUTH KOREA 5.5%
       Bank of Pusan ...............................                 Commercial Banks                      1,416,940      17,344,711
       Dae Duck Electronics Co. Ltd. ...............        Electronic Equipment & Instruments             1,221,875      10,811,386
       Daegu Bank Co. Ltd. .........................                 Commercial Banks                      1,132,530      16,428,507
       Halla Climate Control Co. Ltd. ..............                 Auto Components                       1,104,000      13,354,410
                                                                                                                       -------------
                                                                                                                          57,939,014
                                                                                                                       -------------
       SPAIN 0.6%
       Sol Melia SA ................................          Hotels, Restaurants & Leisure                  540,522       6,629,903
                                                                                                                       -------------
       SWEDEN 1.5%
       D. Carnegie & Co. AB ........................                 Capital Markets                       1,132,536      15,930,257
                                                                                                                       -------------
       SWITZERLAND 3.5%
       Gurit Heberlein AG, Br. .....................                    Chemicals                              8,517       7,905,912
    (a)Kuoni Reisen Holding AG, B ..................          Hotels, Restaurants & Leisure                   12,720       4,935,859
       SIG Holding AG ..............................                    Machinery                             32,580       6,829,331
       Verwaltungs-und Privat-Bank AG ..............                 Capital Markets                          50,820       8,004,063
       Vontobel Holding AG .........................                 Capital Markets                         295,900       8,780,416
                                                                                                                       -------------
                                                                                                                          36,455,581
                                                                                                                       -------------
       TAIWAN 5.0%
       AcBel Polytech Inc. .........................               Electrical Equipment                   15,465,290       7,752,141
       D-Link Corp. ................................             Communications Equipment                 19,905,100      22,895,126
       Fu Sheng Industrial Co. Ltd. ................             Industrial Conglomerates                  8,658,360       9,558,542
       Giant Manufacturing Co. .....................           Leisure Equipment & Products                3,682,000       6,701,437
       Taiwan Fu Hsing .............................                Building Products                      5,479,180       5,819,958
                                                                                                                       -------------
                                                                                                                          52,727,204
                                                                                                                       -------------
       THAILAND 2.5%
       BEC World Public Co. Ltd., fgn. .............                      Media                           14,893,200       4,766,402
       Glow Energy Public Co. Ltd., fgn. ...........   Independent Power Producers & Energy Traders        4,680,700       2,508,024
    (b)Glow Energy Public Co. Ltd., fgn., 144A .....   Independent Power Producers & Energy Traders       12,056,200       6,459,984
    (a)Total Access Communication Public Co.
         Ltd. ......................................       Wireless Telecommunication Services             4,179,600      13,040,352
                                                                                                                       -------------
                                                                                                                          26,774,762
                                                                                                                       -------------
       UNITED KINGDOM 8.9%
    (a)Avis Europe PLC .............................                   Road & Rail                         4,834,600       5,811,018
       Bodycote International PLC ..................                    Machinery                          4,450,330      16,855,561
       b Bodycote International PLC, 144A ..........                    Machinery                          1,075,082       4,071,858
       Burberry Group PLC ..........................         Textiles Apparel & Luxury Goods                 804,310       5,814,423
    (a)Cambridge Antibody Technology Group PLC .....                  Biotechnology                          553,100       6,518,931
       DS Smith PLC ................................              Containers & Packaging                   3,902,900      10,192,278
       DX Services PLC .............................             Air Freight & Logistics                     690,948       4,027,005
    (a)Electrocomponents PLC .......................        Electronic Equipment & Instruments               360,000       1,603,196


                                          Quarterly Statement of Investments | 5

TEMPLETON GLOBAL SMALLER COMPANIES FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                         SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       UNITED KINGDOM (CONT.)
       Game Group PLC ...............................               Specialty Retail                    9,306,400     $   11,869,998
       Homeserve PLC ................................        Commercial Services & Supplies               334,800          6,803,466
       John Wood Group ..............................         Energy Equipment & Services               2,861,570         10,095,816
       Yule Catto & Company PLC .....................                  Chemicals                        2,090,510          9,978,568
                                                                                                                      --------------
                                                                                                                          93,642,118
                                                                                                                      --------------
       UNITED STATES 17.1%
    (a)Agile Software Corp. .........................                   Software                        1,759,250         10,924,943
    (a)BearingPoint Inc. ............................                 IT Services                       1,141,250          8,308,300
       Blockbuster Inc., A ..........................               Specialty Retail                    2,410,730          9,040,238
       Central Parking Corp. ........................        Commercial Services & Supplies               815,400         11,407,446
    (a)Coinstar Inc. ................................        Commercial Services & Supplies               795,880         19,339,884
    (a)Convergys Corp. ..............................                 IT Services                       1,091,490         18,118,734
    (a)Input/Output Inc. ............................         Energy Equipment & Services                 747,060          5,558,126
       Irwin Financial Corp. ........................               Commercial Banks                      436,430          9,872,047
    (a)K2 Inc. ......................................         Leisure Equipment & Products                541,270          5,499,303
    (a)Maxtor Corp. .................................           Computers & Peripherals                 2,857,270         11,600,516
       Pier 1 Imports Inc. ..........................               Specialty Retail                      607,760          7,718,552
    (a)Scholastic Corp. .............................                    Media                            157,400          5,236,698
    (a)Seitel Inc. ..................................         Energy Equipment & Services               3,575,920          6,114,823
(a),(c)Sharper Image Corp. ..........................               Specialty Retail                      937,400          9,514,610
    (a)Sigmatel Inc. ................................   Semiconductors & Semiconductor Equipment          816,440         11,887,366
       Tredegar Corp. ...............................           Industrial Conglomerates                  851,410         10,642,625
(a),(c)West Marine Inc. .............................               Specialty Retail                    1,516,290         20,136,331
                                                                                                                      --------------
                                                                                                                         180,920,542
                                                                                                                      --------------
       TOTAL COMMON STOCKS
          (COST $824,256,115) .......................                                                                  1,024,579,222
                                                                                                                      --------------


6 | Quarterly Statement of Investments

TEMPLETON GLOBAL SMALLER COMPANIES FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                       INDUSTRY                      SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------------
   PREFERRED STOCKS (COST $1,139,744) 0.8%
   GERMANY 0.8%
   Hugo Boss AG, pfd. ......................               Textiles Apparel & Luxury Goods            250,980         $    8,595,996
                                                                                                                      --------------

                                                                                                ----------------
                                                                                                PRINCIPAL AMOUNT
                                                                                                ----------------
   SHORT TERM INVESTMENTS (COST $21,385,713) 2.0%
   UNITED STATES 2.0%
(d)Federal Home Loan Bank, 12/01/05 ........                                                      $21,388,000             21,388,000
                                                                                                                      --------------
   TOTAL INVESTMENTS
     (COST $846,781,572) 99.9% .............                                                                           1,054,563,218
   OTHER ASSETS, LESS LIABILITIES 0.1% .....                                                                               1,233,608
                                                                                                                      --------------
   NET ASSETS 100.0% .......................                                                                          $1,055,796,826
                                                                                                                      ==============

SELECTED PORTFOLIO ABBREVIATIONS

GDR - Global Depository Receipt

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2005, the aggregate value of these securities was $47,586,227, representing 4.51% of net assets.

(c)   See Note 2 regarding holdings of 5% voting securities.

(d)   The Security is traded on a discount basis with no stated coupon rate.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

TEMPLETON GLOBAL SMALLER COMPANIES FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Smaller Companies Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

1. INCOME TAXES

At November 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................................   $ 855,503,991
                                                             =============
Unrealized appreciation ..................................   $ 256,929,508
Unrealized depreciation ..................................     (57,870,281)
                                                             -------------
Net unrealized appreciation (depreciation) ...............   $ 199,059,227
                                                             =============

2. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund at November 30, 2005 were as shown below.

-----------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF SHARES                                NUMBER OF SHARES     VALUE AT                  REALIZED
                          HELD AT BEGINNING        GROSS         GROSS       HELD AT END        END OF     INVESTMENT     CAPITAL
NAME OF ISSUER                OF PERIOD          ADDITIONS    REDUCTIONS      OF PERIOD         PERIOD       INCOME     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Sharper Image Corp.            937,400                  --         --           937,400      $ 9,514,610    $      --    $       --
West Marine Inc.               477,510           1,038,780         --         1,516,290       20,136,331           --            --
                                                                                             --------------------------------------
TOTAL NON-CONTROLLED AFFILIATED SECURITIES (2.81% of Net Assets) ......................      $29,650,941    $      --    $       --
                                                                                             ======================================

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


8 | Quarterly Statement of Investments






ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 23, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 23, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date January 23, 2006